Loans and Allowance for Credit Losses - Disclosure of Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Loans classified as FVOCI [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 4	$ 6